RELATED PARTY BALANCES AND TRANSACTIONS - Schedule of related party transactions (Parenthetical) (Details) - ABio-X - Visara $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Related Party Transaction [Line Items]
Payment to related parties	$ 1.2
Series A Preferred Stock
Related Party Transaction [Line Items]
Payments remaining to third parties	0.8
Series A Subscription Agreement | Series A Preferred Stock
Related Party Transaction [Line Items]
Payment to related parties	$ 2.0